Consolidated Balance Sheets £ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	$ 2,700,724	$ 6,889,329
Related party receivables		27,664
Current taxation receivable	781,688	26,322
Other receivables	812,956	43,371
Total current assets	4,295,368	6,986,686
Property and Equipment, net	5,225	6,057
Right of use asset		98,579
Total non-current assets	5,225	104,636
Total assets	4,300,593	7,091,322
Current liabilities:
Trade and other payables	1,306,150	1,673,154
Related party payable	47,041
Lease liabilities - current		34,148
Total current liabilities	1,353,191	1,707,302
Lease liabilities - non current		64,612
Total liabilities	1,353,191	1,771,914
Shareholders’ Equity:
Share premium	123,976,510	111,629,173
Share options reserve	2,355,040	636,313
Warrants reserve	53,413	861,214
Convertible Loan Note reserve		8,370,836
Foreign currency translation reserve	(11,011,527)	(10,174,375)
Retained deficit	(112,426,034)	(106,003,753)
Total shareholders’ equity	2,947,402	5,319,408
Total liabilities and shareholders’ equity	$ 4,300,593	$ 7,091,322